Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000205617 | 1275966 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000205617 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205617 | 10922N103 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205617 | 957638109 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205617 | 44952J104 | Crescent Energy Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 23918K108 | DaVita, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Cash & Equivalent1275966
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205617 | Financials26942G100
Holdings [Line Items]
Percent of Total Investments	78.10%
C000205617 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205617 | FinancialsINVINDCVR
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205617 | Technology98421M114
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000205617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000205617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000205617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000205617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000205617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000205616 | 1275966 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000205616 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205616 | 10922N103 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205616 | 957638109 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205616 | 44952J104 | Crescent Energy Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 23918K108 | DaVita, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Cash & Equivalent1275966
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205616 | Financials26942G100
Holdings [Line Items]
Percent of Total Investments	78.10%
C000205616 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205616 | FinancialsINVINDCVR
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205616 | Technology98421M114
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205616 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000205616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000205616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000205616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000205616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000205616 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000107966 | 1275966 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000107966 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107966 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107966 | 35473P686 | Franklin FTSE Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000107966 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000107966 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107966 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000107966 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107966 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107966 | 464286400 | iShares MSCI Brazil ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107966 | Cash & Equivalent1275966
Holdings [Line Items]
Percent of Total Investments	23.00%
C000107966 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107966 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000107966 | Equities35473P728
Holdings [Line Items]
Percent of Total Investments	72.70%
C000107966 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000108013 | 1275966 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000108013 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108013 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000108013 | 35473P686 | Franklin FTSE Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000108013 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000108013 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000108013 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108013 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108013 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108013 | 464286400 | iShares MSCI Brazil ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108013 | Cash & Equivalent1275966
Holdings [Line Items]
Percent of Total Investments	23.00%
C000108013 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.30%
C000108013 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000108013 | Equities35473P728
Holdings [Line Items]
Percent of Total Investments	72.70%
C000108013 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000107964 | 1275966 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000107964 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107964 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000107964 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000107964 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000107964 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000107964 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000107964 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107964 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107964 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107964 | Cash & Equivalent1275966
Holdings [Line Items]
Percent of Total Investments	21.40%
C000107964 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107964 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000107964 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000107964 | Equities464287655
Holdings [Line Items]
Percent of Total Investments	70.10%
C000107964 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000107965 | 1275966 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000107965 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107965 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000107965 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000107965 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000107965 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000107965 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000107965 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107965 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107965 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107965 | Cash & Equivalent1275966
Holdings [Line Items]
Percent of Total Investments	21.40%
C000107965 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000107965 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000107965 | Equities464287655
Holdings [Line Items]
Percent of Total Investments	70.10%
C000107965 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.40%